JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 47.7%	Shares	Value
Communication Services - 5.0%
Alphabet, Inc. - Class A	40,539	$ 9,855,031
AT&T, Inc.	34,083	962,504
Meta Platforms, Inc. - Class A	7,372	5,413,849
Netflix, Inc. (a)	990	1,186,931
T-Mobile US, Inc.	15,000	3,590,700
		21,009,015
Consumer Discretionary - 5.3%
Amazon.com, Inc. (a)	32,385	7,110,774
Deckers Outdoor Corporation (a)	9,268	939,497
Home Depot, Inc. (The)	10,265	4,159,275
M/I Homes, Inc. (a)	17,000	2,455,480
McDonald's Corporation	18,350	5,576,382
TJX Companies, Inc. (The)	15,000	2,168,100
		22,409,508
Consumer Staples - 2.8%
Casey's General Stores, Inc.	3,452	1,951,485
Procter & Gamble Company (The)	20,640	3,171,336
Walmart, Inc.	65,425	6,742,700
		11,865,521
Energy - 1.5%
Chevron Corporation	20,000	3,105,800
Exxon Mobil Corporation	15,605	1,759,464
Valero Energy Corporation	10,032	1,708,048
		6,573,312
Financials - 9.5%
Arthur J. Gallagher & Company	9,295	2,879,033
Bancorp, Inc. (The) (a)	24,149	1,808,519
Berkshire Hathaway, Inc. - Class B (a)	7,007	3,522,699
BlackRock, Inc.	1,642	1,914,359
Enova International, Inc. (a)	49,844	5,736,546
Goldman Sachs Group, Inc. (The)	4,377	3,485,624
JPMorgan Chase & Company	30,926	9,754,988
Mastercard, Inc. - Class A	9,000	5,119,290
MGIC Investment Corporation	31,967	906,904
Nelnet, Inc. - Class A	15,000	1,880,700

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 47.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Primerica, Inc.	2,086	$ 579,053
Regions Financial Corporation	89,093	2,349,382
		39,937,097
Health Care - 3.3%
Abbott Laboratories	19,650	2,631,921
AbbVie, Inc.	13,000	3,010,020
AstraZeneca plc - ADR	28,104	2,156,139
Eli Lilly & Company	4,540	3,464,019
Halozyme Therapeutics, Inc. (a)	10,676	782,978
Johnson & Johnson	10,625	1,970,088
		14,015,165
Industrials - 4.1%
ABB Ltd. - ADR	36,350	2,615,383
Caterpillar, Inc.	9,252	4,414,592
Eaton Corporation plc	10,179	3,809,490
General Electric Company	4,150	1,248,403
Republic Services, Inc.	5,273	1,210,048
United Rentals, Inc.	4,060	3,875,920
		17,173,836
Information Technology - 14.5%
Apple, Inc.	50,105	12,758,236
ASML Holding N.V.	2,632	2,548,013
Broadcom, Inc.	16,803	5,543,478
Insight Enterprises, Inc. (a)	9,129	1,035,320
Jabil, Inc.	19,148	4,158,371
Microsoft Corporation	32,035	16,592,528
Nova Ltd. (a)	14,166	4,528,304
NVIDIA Corporation	70,000	13,060,600
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	987,011
		61,211,861
Materials - 0.3%
Linde plc	2,309	1,096,775

Real Estate - 0.5%
CBRE Group, Inc. - Class A (a)	12,898	2,032,209

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 47.7% (Continued)	Shares	Value
Utilities - 0.9%
American Electric Power Company, Inc.	19,082	$ 2,146,725
Iberdrola S.A. - ADR	22,276	1,694,313
		3,841,038

Total Common Stocks (Cost $75,762,963)		$ 201,165,337

EXCHANGE-TRADED FUNDS - 7.9%	Shares	Value
Global X Defense Tech ETF	32,502	$ 2,282,940
iShares Gold Trust (a)	193,533	14,083,397
iShares MSCI EAFE ETF	55,527	5,184,556
iShares MSCI Germany ETF	58,216	2,422,368
iShares Russell 2000 ETF	25,000	6,049,000
iShares Silver Trust (a)	28,989	1,228,264
Select STOXX Europe Aerospace & Defense ETF	14,735	692,103
Vanguard FTSE Emerging Markets ETF	27,506	1,490,275
Total Exchange-Traded Funds (Cost $20,245,801)		$ 33,432,903

CORPORATE BONDS - 10.7%	Par Value	Value
Communication Services - 0.7%
Comcast Corporation,
5.350%, due 11/15/27	$ 2,000,000	$ 2,054,718
5.300%, due 05/15/35	1,000,000	1,028,199
		3,082,917
Consumer Staples - 1.4%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,450,753
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,498,368
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,117,721
		6,066,842
Energy - 0.5%
Energy Transfer LP, 5.550%, due 05/15/34	2,000,000	2,052,002

Financials - 3.5%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	2,000,000	1,993,138
Bank of America Corporation, 1.250%, due 09/24/26	2,000,000	1,943,252

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 10.7% (Continued)	Par Value	Value
Financials - 3.5% (Continued)
John Deere Capital Corporation, 5.100%, due 04/11/34	$ 4,000,000	$ 4,138,558
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,017,304
Morgan Stanley, 5.320%, (SOFR + 155.5, effective 7/19/34) due 07/19/35 (b)	2,500,000	2,579,622
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,018,950
		14,690,824
Health Care - 2.0%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	1,034,802
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,585,018
UC Health, LLC, 5.858%, due 08/01/35	2,500,000	2,613,319
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	2,031,349
		8,264,488
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,279,870
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,053,313
		3,333,183
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,459,562
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	987,766
		3,447,328
Materials - 0.3%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	1,016,145

Real Estate - 0.2%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	993,741

Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	979,682
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	972,459
		1,952,141

Total Corporate Bonds (Cost $43,919,514)		$ 44,899,611

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 2.6%	Par Value	Value
Federal National Mortgage Association - 2.6%
3.500%, due 09/01/33	$ 2,255,675	$ 2,203,816
3.500%, due 05/25/47	180,425	174,867
2.500%, due 01/01/57	10,140,057	8,600,572
Total Mortgage-Backed Securities (Cost $12,236,595)		$ 10,979,255

U.S. GOVERNMENT & AGENCIES - 3.1%	Par Value	Value
Federal Farm Credit Bank - 1.9%
Federal Farm Credit Bank,
2.750%, due 11/06/26	$ 5,725,000	$ 5,671,337
4.210%, due 10/02/30	2,500,000	2,495,213
		8,166,550
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank,
1.020%, due 09/17/26	2,500,000	2,437,369
5.000%, due 06/26/29	2,500,000	2,523,262
		4,960,631

Total U.S. Government & Agencies (Cost $13,219,830)		$ 13,127,181

U.S. TREASURY OBLIGATIONS - 23.9%	Par Value	Value
U.S. Treasury Bills (c) - 1.2%
4.031%, due 01/22/26	$ 5,000,000	$ 4,940,374

U.S. Treasury Bonds - 13.1%
5.500%, due 08/15/28	15,000,000	15,775,195
5.375%, due 02/15/31	20,000,000	21,531,250
4.375%, due 02/15/38	5,000,000	5,042,383
4.625%, due 11/15/44	3,000,000	2,972,109
4.750%, due 02/15/45	10,000,000	10,062,500
		$ 55,383,437
U.S. Treasury Notes - 9.6%
4.250%, due 11/30/26	7,500,000	7,544,238

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 23.9% (Continued)	Par Value	Value
U.S. Treasury Notes - 9.6% (Continued)
2.375%, due 05/15/27	$ 10,000,000	$ 9,799,219
4.375%, due 05/15/34	15,000,000	15,346,875
4.250%, due 05/15/35	7,500,000	7,569,141
40,259,473

Total U.S. Treasury Obligations (Cost $98,971,283)		$ 100,583,284

MONEY MARKET FUNDS - 4.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (d) (Cost $18,683,474)	18,683,474	$ 18,683,474

Total Investments at Value - 100.3% (Cost $283,039,460)		$ 422,871,045

Liabilities in Excess of Other Assets - (0.3%)		(1,132,710)

Net Assets - 100.0%		$ 421,738,335

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the annualized yield at the time of purchase.
(d)	The rate shown is the 7-day effective yield as of September 30, 2025.

ADR - American Depositary Receipt.

SOFR- Secured Overnight Financing Rate.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 0.7%
Nexstar Media Group, Inc.	2,427	$ 479,915

Consumer Discretionary - 14.8%
Academy Sports & Outdoors, Inc.	5,254	262,805
Adtalem Global Education, Inc. (a)	4,847	748,619
Beazer Homes USA, Inc. (a)	16,770	411,704
Boot Barn Holdings, Inc. (a)	5,541	918,255
Brinker International, Inc. (a)	19,704	2,496,103
Buckle, Inc. (The)	11,452	671,774
Kontoor Brands, Inc.	5,775	460,672
M/I Homes, Inc. (a)	5,458	788,353
Patrick Industries, Inc.	11,845	1,225,128
Urban Outfitters, Inc. (a)	12,104	864,589
Winmark Corporation	2,326	1,157,813
YETI Holdings, Inc. (a)	22,861	758,528
		10,764,343
Consumer Staples - 4.1%
Andersons, Inc. (The)	11,505	458,014
Casey's General Stores, Inc.	700	395,724
Coca-Cola Consolidated, Inc.	10,207	1,195,853
PriceSmart, Inc.	7,507	909,773
		2,959,364
Energy - 4.0%
Chord Energy Corporation	3,457	343,522
Core Natural Resources, Inc.	3,313	276,569
HF Sinclair Corporation	10,912	571,134
Magnolia Oil & Gas Corporation - Class A	23,525	561,542
Matador Resources Company	14,016	629,739
Murphy Oil Corporation	18,168	516,153
		2,898,659
Financials - 26.8%
American Financial Group, Inc.	2,975	433,517
Assured Guaranty Ltd.	13,368	1,131,601
Axos Financial, Inc. (a)	7,498	634,706
Bancorp, Inc. (The) (a)	8,846	662,477

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Financials - 26.8% (Continued)
BankUnited, Inc.	8,894	$ 339,395
Enova International, Inc. (a)	22,675	2,609,666
Evercore, Inc. - Class A	8,141	2,746,121
EZCORP, Inc. - Class A (a)	46,600	887,264
Federated Hermes, Inc.	8,893	461,813
First BanCorporation	60,255	1,328,622
Houlihan Lokey, Inc.	7,415	1,522,448
MGIC Investment Corporation	54,020	1,532,547
Piper Sandler Companies	6,856	2,378,963
Radian Group, Inc.	36,949	1,338,293
SouthState Bank Corporation	6,788	671,130
WisdomTree, Inc.	58,595	814,471
		19,493,034
Health Care - 10.9%
Alkermes plc (a)	10,212	306,360
ANI Pharmaceuticals, Inc. (a)	4,618	423,009
Corcept Therapeutics, Inc. (a)	17,005	1,413,286
Dynavax Technologies Corporation (a)	70,439	699,459
Ensign Group, Inc. (The)	2,774	479,264
Halozyme Therapeutics, Inc. (a)	12,754	935,378
Innoviva, Inc. (a)	55,904	1,020,248
Integer Holdings Corporation (a)	7,067	730,233
National HealthCare Corporation	4,427	537,925
Option Care Health, Inc. (a)	13,012	361,213
Supernus Pharmaceuticals, Inc. (a)	20,863	997,043
		7,903,418
Industrials - 10.8%
Applied Industrial Technologies, Inc.	1,800	469,890
Avista Corporation	15,906	601,406
Boise Cascade Company	6,019	465,389
FTI Consulting, Inc. (a)	7,168	1,158,707
Generac Holdings, Inc. (a)	5,501	920,867
Hillenbrand, Inc.	14,981	405,086
Powell Industries, Inc.	2,919	889,740
Ryder System, Inc.	4,356	821,716
Sterling Infrastructure, Inc. (a)	3,339	1,134,192

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
WESCO International, Inc.	4,767	$ 1,008,221
		7,875,214
Information Technology - 9.4%
ACM Research, Inc. - Class A (a)	20,412	798,722
Avnet, Inc.	10,682	558,455
Axcelis Technologies, Inc. (a)	4,849	473,456
Concentrix Corporation	3,235	149,295
GigaCloud Technology, Inc - Class A (a)	17,930	509,212
Insight Enterprises, Inc. (a)	4,730	536,429
InterDigital, Inc.	1,932	666,984
Nova Ltd. (a)	3,866	1,235,806
PC Connection, Inc.	22,420	1,389,817
Progress Software Corporation	7,780	341,775
TD SYNNEX Corporation	1,235	202,231
		6,862,182
Materials - 3.2%
Cleveland-Cliffs, Inc. (a)	24,575	299,815
Graphic Packaging Holding Company	17,989	352,045
Innospec, Inc.	6,901	532,481
Sylvamo Corporation	4,319	190,986
Warrior Met Coal, Inc.	15,660	996,602
		2,371,929
Real Estate - 7.6%
Agree Realty Corporation	13,224	939,432
Apple Hospitality REIT, Inc.	40,416	485,396
CareTrust REIT, Inc.	7,174	248,794
EPR Properties	6,649	385,709
Kite Realty Group Trust	21,361	476,350
National Storage Affiliates Trust	13,345	403,286
Sabra Health Care REIT, Inc.	23,904	445,571
SL Green Realty Corporation	8,510	508,984
STAG Industrial, Inc.	11,030	389,249
Terreno Realty Corporation	9,740	552,745
Urban Edge Properties	15,541	318,124
Xenia Hotel & Resorts, Inc.	28,703	393,805
		5,547,445

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Utilities - 2.8%
IDACORP, Inc.	4,898	$ 647,271
Otter Tail Corporation	10,564	865,931
Portland General Electric Company	11,816	519,904
		2,033,106

Total Common Stocks (Cost $46,331,474)		$ 69,188,609

MONEY MARKET FUNDS - 5.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b) (Cost $3,648,955)	3,648,955	$ 3,648,955

Total Investments at Value - 100.1% (Cost $49,980,429)		$ 72,837,564

Liabilities in Excess of Other Assets - (0.1%)		(107,817)

Net Assets - 100.0%		$ 72,729,747

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 9.8%
Build-A-Bear Workshop, Inc.	4,044	$ 263,709
Century Communities, Inc.	4,662	295,431
Haverty Furniture Companies, Inc.	13,509	296,253
M/I Homes, Inc. (a)	4,097	591,771
Modine Manufacturing Company (a)	4,078	579,728
Oxford Industries, Inc.	1,280	51,891
Patrick Industries, Inc.	6,066	627,406
		2,706,189
Consumer Staples - 4.7%
Central Garden & Pet Company - Class A (a)	16,385	483,849
Ingles Markets, Inc. - Class A	10,714	745,266
Spectrum Brands Holdings, Inc.	1,602	84,153
		1,313,268
Energy - 2.8%
Civitas Resources, Inc.	4,523	146,998
Dorian LPG Ltd.	9,544	284,411
PrimeEnergy Resources Corporation (a)	751	125,440
REX American Resources Corporation (a)	7,220	221,076
		777,925
Financials - 32.0%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	155,011
Bancorp, Inc. (The) (a)	6,900	516,741
Donnelley Financial Solutions, Inc. (a)	16,726	860,218
Enova International, Inc. (a)	16,099	1,852,835
EZCORP, Inc. - Class A (a)	5,505	104,815
Federal Agricultural Mortgage Corporation - Class C	5,967	1,002,336
Investar Holding Corporation	8,542	198,260
Merchants Bancorp	23,196	737,633
Nelnet, Inc. - Class A	5,646	707,895
OFG Bancorp	25,456	1,107,081
Piper Sandler Companies	4,081	1,416,066
QCR Holdings, Inc.	1,072	81,086
Skyward Specialty Insurance Group, Inc. (a)	2,632	125,178
		8,865,155

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 11.8%
Artivion, Inc. (a)	6,753	$ 285,922
Dynavax Technologies Corporation (a)	11,764	116,817
Innoviva, Inc. (a)	20,082	366,497
Integer Holdings Corporation (a)	6,396	660,899
iRadimed Corporation	2,400	170,784
Kiniksa Pharmaceuticals International plc (a)	6,909	268,276
LeMaitre Vascular, Inc.	2,165	189,459
OraSure Technologies, Inc. (a)	9,526	30,578
Pennant Group, Inc. (The) (a)	5,582	140,778
Semler Scientific, Inc. (a)	2,765	82,950
SIGA Technologies, Inc.	52,400	479,460
Tactile Systems Technology, Inc. (a)	4,236	58,626
UFP Technologies, Inc. (a)	1,193	238,123
Zymeworks, Inc. (a)	10,578	180,672
		3,269,841
Industrials - 13.5%
Acme United Corporation	2,095	86,272
Allegiant Travel Company (a)	888	53,964
ArcBest Corporation	5,285	369,263
Argan, Inc.	628	169,591
Blue Bird Corporation (a)	3,750	215,813
Boise Cascade Company	2,500	193,300
Columbus McKinnon Corporation	2,198	31,519
CRA International, Inc.	3,384	705,665
Genco Shipping & Trading Ltd.	8,000	142,400
GEO Group, Inc. (The) (a)	7,691	157,589
Heidrick & Struggles International, Inc.	3,400	169,218
Insteel Industries, Inc.	3,500	134,190
Kforce, Inc.	2,400	71,952
NWPX Infrastructure, Inc. (a)	3,394	179,644
Powell Industries, Inc.	389	118,571
Sterling Infrastructure, Inc. (a)	604	205,167
Transcat, Inc. (a)	2,200	161,040
Unitil Corporation	3,401	162,772
V2X, Inc. (a)	6,950	403,726
		3,731,656

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 16.2%
Axcelis Technologies, Inc. (a)	3,408	$ 332,757
Concentrix Corporation	5,326	245,795
ePlus, Inc.	4,600	326,646
Insight Enterprises, Inc. (a)	4,631	525,202
Nova Ltd. (a)	5,142	1,643,692
PC Connection, Inc.	12,184	755,286
Photronics, Inc. (a)	22,198	509,444
ScanSource, Inc. (a)	3,090	135,929
		4,474,751
Materials - 4.6%
Innospec, Inc.	2,821	217,668
United States Lime & Minerals, Inc.	7,966	1,047,928
		1,265,596
Real Estate - 1.3%
PotlatchDeltic Corporation	7,517	306,318
Xenia Hotel & Resorts, Inc.	3,907	53,604
		359,922
Utilities - 0.7%
Clearway Energy, Inc. - Class C	7,332	207,129

Total Common Stocks (Cost $13,330,939)		$ 26,971,432

RIGHT - 0.0% (b)	Shares	Value
Health Care - 0.0% (b)
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$ 947

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (e) (Cost $739,431)	739,431	$ 739,431

Total Investments at Value - 100.1% (Cost $14,088,312)		$ 27,711,810

Liabilities in Excess of Other Assets - (0.1%)		(23,604)

Net Assets - 100.0%		$ 27,688,206

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Expiration date not available.
(e)	The rate shown is the 7-day effective yield as of September 30, 2025.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 78.7%	Shares	Value
Communication Services - 9.7%
Alphabet, Inc. - Class A	4,400	$ 1,069,640
AT&T, Inc.	13,250	374,180
Meta Platforms, Inc. - Class A	1,100	807,818
T-Mobile US, Inc.	2,000	478,760
		2,730,398
Consumer Discretionary - 5.8%
Amazon.com, Inc. (a)	600	131,742
Boot Barn Holdings, Inc. (a)	1,650	273,438
Home Depot, Inc. (The)	700	283,633
M/I Homes, Inc. (a)	2,000	288,880
McDonald's Corporation	1,000	303,890
Tractor Supply Company	6,025	342,642
		1,624,225
Consumer Staples - 3.9%
Coca-Cola Consolidated, Inc.	500	58,580
Costco Wholesale Corporation	250	231,408
Procter & Gamble Company (The)	1,700	261,205
Walmart, Inc.	5,100	525,606
		1,076,799
Energy - 4.4%
Cheniere Energy, Inc.	845	198,558
Chevron Corporation	2,000	310,580
Matador Resources Company	5,000	224,650
Petroleo Brasileiro S.A. - ADR	20,000	253,200
Valero Energy Corporation	1,500	255,390
		1,242,378
Financials - 15.0%
Bancorp, Inc. (The) (a)	4,900	366,961
BlackRock, Inc.	475	553,788
Charles Schwab Corporation (The)	3,000	286,410
Enova International, Inc. (a)	7,700	886,193
Goldman Sachs Group, Inc. (The)	915	728,660
JPMorgan Chase & Company	2,000	630,860
Mastercard, Inc. - Class A	690	392,479
MGIC Investment Corporation	5,200	147,524

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Primerica, Inc.	800	$ 222,072
		4,214,947
Health Care - 6.1%
AbbVie, Inc.	1,250	289,425
AstraZeneca plc - ADR	4,000	306,880
Cigna Group (The)	800	230,600
Eli Lilly & Company	525	400,575
Johnson & Johnson	1,295	240,119
Zoetis, Inc.	1,595	233,380
		1,700,979
Industrials - 5.8%
ABB Ltd. - ADR	3,850	277,007
Caterpillar, Inc.	800	381,720
Deere & Company	435	198,908
Eaton Corporation plc	1,175	439,744
General Electric Company	1,090	327,894
		1,625,273
Information Technology - 23.0%
Arista Networks, Inc. (a)	2,000	291,420
Apple, Inc.	3,200	814,816
ASML Holding N.V. - ADR	575	556,652
Broadcom, Inc.	3,000	989,730
Cadence Design Systems, Inc. (a)	1,975	693,739
Jabil, Inc.	1,800	390,906
Microsoft Corporation	1,640	849,438
NVIDIA Corporation	7,500	1,399,350
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,650	460,828
		6,446,879
Materials - 1.0%
Linde plc	400	190,000
Nucor Corporation	700	94,801
		284,801
Real Estate - 2.2%
Digital Realty Trust, Inc.	1,500	259,320

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.7% (Continued)	Shares	Value
Real Estate - 2.2% (Continued)
Welltower, Inc.	2,000	$ 356,280
		615,600
Utilities - 1.8%
Iberdrola S.A. - ADR	2,700	205,362
NextEra Energy, Inc.	3,780	285,352
		490,714

Total Common Stocks (Cost $10,838,501)		$ 22,052,993

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Value
Global X Defense Tech ETF	4,500	$ 316,080
iShares MSCI Germany ETF	3,000	124,830
Range Nuclear Renaissance Index ETF	2,500	162,600
Select STOXX Europe Aerospace & Defense ETF	6,281	295,019
SPDR Gold Shares (a)	500	177,735
Total Exchange-Traded Funds (Cost $864,976)		$ 1,076,264

CORPORATE BONDS - 6.7%	Par Value	Value
Consumer Discretionary - 1.6%
Starbucks Corporation, 2.550%, due 11/15/30	$ 500,000	$ 458,916

Financials - 2.8%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	500,000	498,285
Bank of Montreal, 2.000%, due 12/22/26	200,000	193,814
State Street Corporation, 5.272%, due 08/03/26	100,000	100,947
		793,046
Health Care - 1.3%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	245,720
Cigna Group (The), 5.125%, due 05/15/31	100,000	103,480
		349,200
Information Technology - 0.6%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	175,077

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 6.7% (Continued)	Par Value	Value
Real Estate - 0.4%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	$ 100,000	$ 99,374

Total Corporate Bonds (Cost $1,938,885)		$ 1,875,613

U.S. GOVERNMENT & AGENCIES - 1.8%	Par Value	Value
Federal National Mortgage Association - 1.8%
Federal National Mortgage Association, 0.560%, due 10/22/25 (Cost $500,000)	$ 500,000	$ 498,975

U.S. TREASURY OBLIGATIONS - 6.8%	Par Value	Value
U.S. Treasury Bills (b) - 0.9%
4.115%, due 01/22/26	$ 250,000	$ 247,018

U.S. Treasury Bonds - 3.3%
3.625%, due 02/15/44	100,000	86,801
4.750%, due 02/15/45	100,000	100,625
2.250%, due 08/15/49	750,000	478,711
4.250%, due 02/15/54	300,000	276,914
		943,051
U.S. Treasury Notes - 2.6%
4.250%, due 11/30/26	75,000	75,442
2.625%, due 02/15/29	150,000	145,137
4.375%, due 05/15/34	250,000	255,781
4.250%, due 05/15/35	250,000	252,305
		728,665

Total U.S. Treasury Obligations (Cost $1,947,122)		$ 1,918,734

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (c) (Cost $583,924)	583,924	$ 583,924

Total Investments at Value - 99.9% (Cost $16,673,408)		$ 28,006,503

Other Assets in Excess of Liabilities - 0.1%		16,312

Net Assets - 100.0%		$ 28,022,815

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

ADR - American Depositary Receipt.